CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 187,022	$ 172,929	$ 124,497
Cost of revenue	167,844	152,224	108,995
GROSS PROFIT	19,178	20,705	15,502
Operating expenses:
Research and development	2,565	2,207	2,182
Selling, general, and administrative	$ 20,406	$ 17,316	16,925
Forgiveness of debt			(1,312)
Total operating expenses	$ 22,971	$ 19,523	17,795
OPERATING INCOME (LOSS)	(3,793)	1,182	(2,293)
Other income (expense), net	(760)	448	(3,987)
INCOME (LOSS) BEFORE INCOME TAX BENEFIT (EXPENSE)	(4,553)	1,630	(6,280)
Income tax benefit (expense)	(149)	(90)	1,026
INCOME (LOSS) FROM CONTINUING OPERATIONS	$ (4,702)	1,540	(5,254)
Income (loss) from discontinued operations, net of income tax benefit (expense) of $0, $0 and $1,221 in 2015, 2014 and 2013, respectively		(109)	1,821
NET INCOME (LOSS)	$ (4,702)	$ 1,431	$ (3,433)
INCOME (LOSS) PER SHARE - BASIC AND DILUTED
Continuing operations	$ (0.58)	$ 0.19	$ (0.66)
Discontinued operations		(0.01)	0.23
Net income (loss)	$ (0.58)	$ 0.18	$ (0.43)
Weighted average number of shares outstanding	8,085,599	8,054,390	8,036,780
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (4,702)	$ 1,431	$ (3,433)
Translation adjustment	(186)	(168)	(276)
Comprehensive income (loss)	$ (4,888)	$ 1,263	$ (3,709)